Income Taxes (Tables) - Surrozen Inc [Member]	12 Months Ended
Dec. 31, 2020
Summary of Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets consist of the following (in thousands):

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards	$22,585	$13,830
Lease liabilities	2,487	2,749
Research and development credits	2,166	1,508
Accrual and reserves	457	319
Capitalized intangible costs	156	171
Stock-based compensation	2	3
Other	5	—

Gross deferred tax assets	27,858	18,580
Less valuation allowance	(25,941)	(16,339)

Deferred tax assets, net of valuation allowance	1,917	2,241
Deferred tax liabilities
Right-of-use assets	(1,555)	(1,675)
Fixed assets	(340)	(552)
Other	(22)	(14)

Gross deferred tax liabilities	(1,917)	(2,241)

Total net deferred tax assets	$—	$—

Summary of Tax Benefits
A reconciliation of the Company’s unrecognized tax benefits is as follows (in thousands):

	December 31,
	2020	2019
Balance at beginning of the year	$673	$188
Additions based on tax positions related to current year	248	263
Additions based on tax positions of prior year	—	222

Balance at end of the year	$921	$673

Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate TO Effective Income Tax Rate
A reconciliation of the statutory U.S. federal tax rate to the Company’s effective tax rate is as follows:

	December 31,
	2020	2019
Statutory rate	21.00%	21.00%
State tax	7.96	8.46
Tax credits	0.84	0.98
Change in valuation allowance	(29.43)	(28.78)
Other	(0.37)	(1.66)

Total	0.00%	0.00%